Intangible Assets, Net (Details) - Schedule of Intangible Assets - Systems software [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 10,069	¥ 7,632
Less: accumulated amortization	(2,822)	(1,771)
Intangible assets, net	¥ 7,247	¥ 5,861